POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 21, 2015 TO THE PROSPECTUS DATED

AUGUST 28, 2015, AS PREVIOUSLY SUPPLEMENTED DECEMBER 4, 2015 OF:

PowerShares Aerospace & Defense Portfolio

PowerShares BuyBack Achievers™ Portfolio

PowerShares Cleantech™ Portfolio

PowerShares Dividend Achievers™ Portfolio

PowerShares DWA Basic Materials Momentum Portfolio

PowerShares DWA Consumer Cyclicals Momentum Portfolio

PowerShares DWA Consumer Staples Momentum Portfolio

PowerShares DWA Energy Momentum Portfolio

PowerShares DWA Financial Momentum Portfolio

PowerShares DWA Healthcare Momentum Portfolio

PowerShares DWA Industrials Momentum Portfolio

PowerShares DWA Momentum Portfolio

PowerShares DWA NASDAQ Momentum Portfolio

PowerShares DWA Technology Momentum Portfolio

PowerShares DWA Utilities Momentum Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

PowerShares Financial Preferred Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares Global Listed Private Equity Portfolio

PowerShares Golden Dragon China Portfolio

PowerShares High Yield Equity Dividend Achievers™ Portfolio

PowerShares International Dividend Achievers™ Portfolio

PowerShares NASDAQ Internet Portfolio

PowerShares Russell Top 200 Equal Weight Portfolio

PowerShares Russell Top 200 Pure Growth Portfolio

PowerShares Russell Top 200 Pure Value Portfolio

PowerShares Russell Midcap Equal Weight Portfolio

PowerShares Russell Midcap Pure Growth Portfolio

PowerShares Russell Midcap Pure Value Portfolio

PowerShares Russell 2000 Equal Weight Portfolio

PowerShares Russell 2000 Pure Growth Portfolio

PowerShares Russell 2000 Pure Value Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares S&P 500® High Quality Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

PowerShares Zacks Micro Cap Portfolio

Important Notice Regarding Changes in the Name, Investment Objective, Underlying Index

and Principal Investment Strategy of

PowerShares S&P 500® High Quality Portfolio (the “Fund”)

At a meeting held on December 17, 2015, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust approved changes, effective as of the close of markets on March 18, 2016 (the “Effective Date”), to the name, investment objective, principal investment strategy and underlying index of the Fund.

Therefore, following market close on the Effective Date, the following changes will occur:

1.) Name Change. The Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

PowerShares S&P 500® High Quality Portfolio	PowerShares S&P 500® Quality Portfolio

2.) Underlying Index Change. S&P Dow Jones Indices LLC is, and will remain, the index provider for the Fund; however, a new underlying index for the Fund (the “New Underlying Index”) will replace the current underlying index, as set forth in the table below:

Current Underlying Index	New Underlying Index

S&P 500® High Quality Rankings Index	S&P 500® Quality Index

3.) Investment Objective Change. The Fund’s investment objective will be to seek investment results that generally correspond (before fees and expenses) to the price and yield of the New Underlying Index.

4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in the securities that comprise the New Underlying Index. Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (the “Index Provider”) compiles, maintains and calculates the New Underlying Index, which is constructed from constituents of the S&P 500® Index that are of the highest quality—that is, stocks of companies that seek to generate higher revenue and cash flow than their counterparts through prudent use of assets and finances.

In selecting constituent securities for the New Underlying Index, the Index Provider first calculates the quality score of each security in the S&P 500® Index based on a composite of the following three factors for each stock: (i) return on equity, calculated as the company’s trailing 12-month earnings per share divided by the company’s latest book value per share; (ii) accruals ratio, computed using the change of the company’s net operating asset over the last year divided by the company’s average net operating asset over the last two years; and (iii) financial leverage, calculated as the company’s latest total debt divided by the company’s book value. The Index Provider then selects the 100 stocks with the highest quality score for inclusion in the New Underlying Index. The New Underlying Index employs a modified market capitalization-weighted methodology, as the Index Provider weights component securities by multiplying their float-adjusted market capitalization and their quality score.

Please Retain This Supplement For Future Reference.

P-PS-PRO-1 SUP-2 122115

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